ORGANIZATION AND DESCRIPTION OF BUSINESS - Operations (Details)																				3 Months Ended			12 Months Ended
	Dec. 14, 2016 $ / shares shares	Dec. 09, 2016 $ / shares shares	May 11, 2016 USD ($) $ / shares shares	Dec. 09, 2015 USD ($) $ / shares shares	Nov. 04, 2015 USD ($) $ / shares shares	Oct. 23, 2015 USD ($)	Oct. 20, 2015 shares	Sep. 21, 2015 USD ($) $ / shares shares	Jul. 16, 2015 USD ($) $ / shares shares	Mar. 13, 2015 shares	Jan. 29, 2015 USD ($) $ / shares shares	Dec. 22, 2014	Oct. 17, 2014 installment	Oct. 16, 2014 USD ($) $ / shares shares	Oct. 10, 2014 USD ($) payment	Oct. 06, 2014 shares	Aug. 29, 2014 USD ($) shares	May 02, 2014 USD ($) shares	May 01, 2014 $ / shares shares	Sep. 30, 2015 shares	Jun. 30, 2015 shares	Mar. 31, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Feb. 12, 2015 USD ($)	Sep. 17, 2014 shares
Organization and Description of Business
Value of stock issued for services | $																							$ 136,000	$ 900,500
Value of shares issued | $																							$ 4,654,080
Loss on debt extinguishment | $																								$ (1,416,915)
Common stock, par value | $ / shares																							$ 0.0001	$ 0.0001
Series B Convertible Preferred Stock
Organization and Description of Business
Stock Dividend (as a percent)												200.00%
Conversion of Stock, Shares Converted																							1
Common Stock
Organization and Description of Business
Number of shares issued upon exercise of warrants																						5,000	23,334
Stock issued for services (in shares)																							180,000	210,000
Value of stock issued for services | $																							$ 18	$ 21
Shares issued																							3,481,997
Value of shares issued | $																							$ 349
Exercise stock options (in shares)																					33,968
Common Stock | Former Consultant
Organization and Description of Business
Shares issued										60,000
Accredited Investors | Series A Convertible Preferred Stock | Private Placement
Organization and Description of Business
Preferred stock, shares issued																			2,047,158
Accredited Investors | Common Stock | Private Placement
Organization and Description of Business
Term of warrants																			2 years
Number of warrants to purchase common stock																			511,790
Exercise price of warrants | $ / shares																			$ 3.75
Clouding IP, LLC | Common Stock | Restricted Stock
Organization and Description of Business
Stock issued in acquisition (in shares)																	25,000
Fair value of restricted common stock | $																	$ 281,000
MedTech | Promissory Notes
Organization and Description of Business
Number of cash payments made | payment															9
Cooper Law Firm., LLC | Common Stock | Private Placement
Organization and Description of Business
Stock issued for services (in shares)			80,000
Value of stock issued for services | $			$ 136,000
Price per share | $ / shares			$ 1.70
Melechdavid, Inc | Common Stock | Private Placement
Organization and Description of Business
Stock issued for services (in shares)				100,000
Value of stock issued for services | $				$ 161,000
Price per share | $ / shares				$ 1.61
Consulting and services agreement | GRQ
Organization and Description of Business
Term of consulting agreement													6 months
Number of equal monthly installments | installment													6
Consulting and services agreement | GRQ | Series B Convertible Preferred Stock
Organization and Description of Business
Preferred stock consideration (in shares)																											200,000
Vest upon execution (percentage)																											50.00%
Vest after execution (percentage)																											50.00%
Stock issued for services (in shares)																								50,000	150,000
Value of stock issued for services | $																								$ 345,334	$ 1,103,581
Number of shares of common stock issued upon conversion of preferred stock																							2
Preferred stock, shares outstanding																							4
Conversion of Stock, Shares Converted							16,666													183,330				199,996
Consulting and services agreement | GRQ | Series B Convertible Preferred Stock, Tranche One
Organization and Description of Business
Stock issued for services (in shares)																100,000
Consulting and services agreement | GRQ | Common Stock
Organization and Description of Business
Number of shares of common stock issued upon conversion of preferred stock							16,666																	199,996
Consulting and services agreement | Alex Partners LLC and Del Mar Consulting Group | Common Stock | Private Placement
Organization and Description of Business
Stock issued for services (in shares)								150,000
Value of stock issued for services | $								$ 334,500
Price per share | $ / shares								$ 2.23
Consulting and services agreement | Cooper Law Firm., LLC | Common Stock
Organization and Description of Business
Stock issued for services (in shares)			80,000
Value of stock issued for services | $			$ 136,000
Price per share | $ / shares			$ 1.70
Interest Sale Agreement | MedTech
Organization and Description of Business
Payments to Acquire Businesses, Net of Cash Acquired | $															$ 1,000,000
Loss on debt extinguishment | $																								$ 654,000
Recovery threshold (as a percent)															200.00%
Patent enforcement liabilities | $																							$ 0
Interest Sale Agreement | MedTech | Promissory Notes
Organization and Description of Business
Cash | $						$ 100,000
Monthly payment obligation | $															$ 1,000,000
Interest Sale Agreement | MedTech | Common Stock | Restricted Stock
Organization and Description of Business
Restricted common stock issued (in shares)									200,000
Fortress Purchase Agreement | DBD Credit Funding, LLC | Senior Lien
Organization and Description of Business
Licenses Revenue | $											$ 15,000,000
Fortress Purchase Agreement | DBD Credit Funding, LLC | Convertible Notes
Organization and Description of Business
Principal amount of debt | $																										$ 5,000,000
Fortress Purchase Agreement | DBD Credit Funding, LLC | Senior Notes
Organization and Description of Business
Principal amount of debt | $											$ 15,000,000
Fortress Purchase Agreement | DBD Credit Funding, LLC | Common Stock
Organization and Description of Business
Term of warrants											5 years
Number of warrants to purchase common stock											100,000
Exercise price of warrants | $ / shares											$ 7.44
Shares issued											134,409
Settlement and license agreement | Dominion Harbor Group, LLC | Common Stock | Private Placement
Organization and Description of Business
Price per share | $ / shares					$ 1.71
Shares issued					300,000
Value of shares issued | $					$ 513,000
Securities Purchase Agreement | Common Stock
Organization and Description of Business
Number of warrants to purchase common stock																							0
Price per share | $ / shares		$ 1.50
Purchase price per warrant | $ / shares		0.01
Shares issued		3,481,997
Securities Purchase Agreement | Accredited Investors | Convertible Notes
Organization and Description of Business
Principal amount of debt | $														$ 5,550,000
Long-term debt outstanding | $																							$ 500,000
Conversion price (in dollars per share) | $ / shares														$ 7.50
Interest rate of loan (as a percent)														11.00%
Beneficial conversion feature | $														$ 0
Securities Purchase Agreement | Accredited Investors | Common Stock
Organization and Description of Business
Term of warrants														2 years
Number of warrants to purchase common stock														258,998
Exercise price of warrants | $ / shares														$ 8.25
Common stock, par value | $ / shares														$ 0.0001
Warrants value | $														$ 169,015
Securities Purchase Agreement | Institutional investors | Common Stock
Organization and Description of Business
Number of warrants to purchase common stock		1,740,995
Exercise price of warrants | $ / shares		$ 1.70
Price per share | $ / shares		$ 1.50
Purchase price per warrant | $ / shares		0.01
Shares issued		3,481,997
Securities Purchase Agreement | Underwriters | Common Stock
Organization and Description of Business
Term of warrants	5 years
Number of warrants to purchase common stock	174,100
Exercise price of warrants | $ / shares	$ 1.73
Forbearance Agreement | MedTech | Common Stock | Restricted Stock
Organization and Description of Business
Fair value of restricted common stock | $									$ 654,000
Restricted common stock issued (in shares)									200,000
Fair value on grant date (in dollars per share) | $ / shares									$ 3.27
Patent purchase agreement | Clouding IP, LLC
Organization and Description of Business
Payments to Acquire Businesses, Net of Cash Acquired | $																	2,400,000
Cash | $																	1,400,000
Promissory note issued | $																	$ 1,000,000
Orthophoenix, LLC | Interest Sale Agreement | MedTech
Organization and Description of Business
Ownership interest held (as a percent)															100.00%
TLIF, LLC | Interest Sale Agreement | MedTech
Organization and Description of Business
Ownership interest held (as a percent)															100.00%
MedTech GmbH | Interest Sale Agreement | MedTech
Organization and Description of Business
Percentage of shares (as a percent)															100.00%
IP Liquidity Ventures, LLC, Dynamic Advances, LLC and Sarif Biomedical, LLC | Series B Convertible Preferred Stock | Private Placement
Organization and Description of Business
Stock issued in acquisition (in shares)																		782,000
Stock issued in acquisition, value | $																		$ 2,807,380